Description of Business and Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) (10-K) - USD ($)		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 22, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Net revenues recognized	$ 100,000	$ 318,000	$ 318,000	$ 675,000	$ 548,000	$ 225,254	$ 1,268,988
California [Member]
Net revenues recognized						156,974	766,469
Other States [Member]
Net revenues recognized						68,280	477,139
International [Member]
Net revenues recognized							25,380
Direct to Consumer [Member]
Net revenues recognized						67,806	443,916
Wholesale [Member]
Net revenues recognized						157,448	793,284
License Revenue [Member]
Net revenues recognized							$ 31,788